Derivatives_Amounts recognized in profit or loss due to the ineffective portion of fair value hedge (Details)	6 Months Ended
Jun. 30, 2018 KRW (₩)
For fair value hedging | Interest rate risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [Line Items]
Changes in the value of hedging instruments recognized in cash flow hedge reserve	₩ 0
Hedge ineffectiveness recognized in profit or loss	₩ 4,209,000,000
Line item in the profit or loss that includes hedge ineffectiveness	Other net operating income
Amounts reclassified from cash flow hedge reserve to profit or loss	₩ 0
For cash flow hedging | Foreign currencies translation risk and interest rate risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [Line Items]
Changes in the value of hedging instruments recognized in cash flow hedge reserve	22,043,000,000
Hedge ineffectiveness recognized in profit or loss	₩ (30,000,000)
Line item in the profit or loss that includes hedge ineffectiveness	Other net operating expense
Amounts reclassified from cash flow hedge reserve to profit or loss	₩ 25,049,000,000
Line item affected in profit or loss because of the reclassification	Other net operating income
For cash flow hedging | Foreign currencies translation risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [Line Items]
Changes in the value of hedging instruments recognized in cash flow hedge reserve	₩ 672,000,000
Hedge ineffectiveness recognized in profit or loss	₩ 0
Line item in the profit or loss that includes hedge ineffectiveness	Other net operating income
Amounts reclassified from cash flow hedge reserve to profit or loss	₩ 3,894,000,000
Line item affected in profit or loss because of the reclassification	Other net operating income